Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)(7) ($ in thousands)	Company- Selected Measure: Adjusted EBITDA(8) ($ in thousands)
					Upwork Total Stockholder Return(5) ($)	Peer Group Total Stockholder Return(6) ($)
2024	9,931,909	11,253,398	3,795,326	8,182,626	153	188	215,586	167,593
2023	9,508,141	13,594,420	3,483,866	4,257,285	139	176	46,887	73,134
2022	8,474,727	(25,586,673)	4,573,989	(3,208,187)	98	108	(89,885)	(4,029)
2021	34,909,304	29,693,025	2,116,323	1,991,129	320	178	(56,240)	19,127
2020	848,412	25,983,464	2,441,919	4,223,757	324	140	(22,867)	14,022

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Ms. Brown served as our principal executive officer, which we refer to as our PEO, for the entirety of 2020, 2021, 2022, 2023, and 2024, and our NEOs other than our PEO, which we refer to as our Non-PEO NEOs, for the applicable years were as follows: (i) for 2024: Erica Gessert and David T. Bottoms; (ii) for 2023: Erica Gessert and Eric Gilpin; (iii) for 2022: Eric Gilpin and Jeff McCombs; (iv) for 2021: Eric Gilpin and Jeff
McCombs; and (v) for 2020: Eric Gilpin, Jeff McCombs, and Brian Kinion.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the Nasdaq 100 Technology Index, which we also use in the stock performance graph required by
Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. This column assumes $100 was invested in this peer group on December 31, 2019 (same period as used for footnote 5 above).

PEO Total Compensation Amount	$ 9,931,909	$ 9,508,141	$ 8,474,727	$ 34,909,304	$ 848,412
PEO Actually Paid Compensation Amount	$ 11,253,398	13,594,420	(25,586,673)	29,693,025	25,983,464
Adjustment To PEO Compensation, Footnote	Amounts reported in this column represent CAP to Ms. Brown as our PEO in the indicated fiscal years, as calculated per Item 402(v) of
Regulation S-K. Such calculations are based on Ms. Brown’s total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with ASC 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our applicable Annual Report on Form 10-K and the footnotes to the Summary Compensation Table that appears in our applicable definitive proxy statement. The dollar amounts do not reflect the actual amount of compensation we consider to be earned by or paid to Ms. Brown during the applicable year. There were no dividends paid and no changes to the value of pension benefits, as we do not provide pension benefits.

PEO		2020 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)
Summary Compensation Table—Total Compensation	(a)	848,412	34,909,304	8,474,727	9,508,141	9,931,909
Subtract Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	(b)	—	(33,406,652)	(7,455,075)	(8,594,663)	(8,554,496)
Add Fair Value of Awards Granted During Applicable Fiscal Year That Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	(c)	—	23,631,900	3,178,100	10,086,827	10,727,717
Add/Subtract Awards Granted During Prior Fiscal Years That Were Outstanding and Unvested as of Applicable Fiscal Year End, Determined Based on Change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(d)	22,547,000	(190,309)	(25,451,923)	1,728,994	2,076,283
Add Fair Value of Awards Granted During Applicable Fiscal Year That Vested During the Fiscal Year of Grant, Determined as of Applicable Vesting Date	(e)	69,150	319,445	748,542	668,238	663,569
Add/Subtract Awards Granted During Prior Fiscal Years That Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year End to Vesting Date	(f)	2,518,902	4,429,337	(5,081,044)	501,979	(581,896)
Subtract Fair Value of Awards Granted During Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Applicable Fiscal Year, Determined as of Prior Fiscal Year End	(g)	—	—	—	(305,095)	(3,009,688)
Compensation Actually Paid		25,983,464	29,693,025	(25,586,673)	13,594,420	11,253,398
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)Represents the aggregate grant date fair value of the stock awards and option awards granted to Ms. Brown during the indicated
fiscal year, computed in accordance with ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.
(c)Represents the aggregate fair value as of the indicated fiscal year end of Ms. Brown’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC 718.
(d)Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards granted in prior fiscal years and held by Ms. Brown as of the last day of the indicated fiscal year, computed in accordance with ASC 718.
(e)Represents the aggregate fair value at vesting of the option and stock awards that were both granted to Ms. Brown and vested during the indicated fiscal year, computed in accordance with ASC 718.
(f)Represents the aggregate change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award and option award held by Ms. Brown that was granted in a prior fiscal year and vested during the indicated fiscal year, computed in accordance with ASC 718.
(g)Represents the aggregate fair value as of the last day of the prior fiscal year of Ms. Brown’s stock awards and option awards that were granted in a prior fiscal year and failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 3,795,326	3,483,866	4,573,989	2,116,323	2,441,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,182,626	4,257,285	(3,208,187)	1,991,129	4,223,757
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the average CAP to our Non-PEO NEOs in the indicated fiscal year, as calculated per
Item 402(v) of Regulation S-K. Such calculations are based on the average total compensation for such Non-PEO NEOs reported in the
Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below. In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with ASC 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our applicable Annual Report on Form 10-K and the footnotes to the
Summary Compensation Table that appears in our applicable definitive proxy statement. The dollar amounts do not reflect the actual amount of compensation we consider to be earned by or paid to our Non-PEO NEOs during the applicable year. There were no dividends paid and no changes to the value of pension benefits, as we do not provide pension benefits.

Non-PEO NEO Average*		2020 ($)	2021 ($)	2022 ($)	2023 ($)	2024 ($)
Summary Compensation Table—Total Compensation	(a)	2,441,919	2,116,323	4,573,989	3,483,866	3,795,326
Subtract Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	(b)	(1,931,376)	(1,126,933)	(3,836,932)	(2,943,800)	(2,789,502)
Add Fair Value of Awards Granted During Applicable Fiscal Year That Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	(c)	4,164,286	579,986	538,543	4,461,000	3,427,258
Add/Subtract Awards Granted During Prior Fiscal Years That Were Outstanding and Unvested as of Applicable Fiscal Year End, Determined Based on Change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(d)	467,619	(62,360)	(507,769)	—	3,855,412
Add Fair Value of Awards Granted During Applicable Fiscal Year That Vested During the Fiscal Year of Grant, Determined as of Applicable Vesting Date	(e)	158,029	124,483	345,331	10,438	273,146
Add/Subtract Awards Granted During Prior Fiscal Years That Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year End to Vesting Date	(f)	178,525	359,630	(1,988,433)	845	(379,014)
Subtract Fair Value of Awards Granted During Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Applicable Fiscal Year, Determined as of Prior Fiscal Year End	(g)	(1,255,245)	—	(2,332,916)	(755,063)	—
Compensation Actually Paid		4,223,757	1,991,129	(3,208,187)	4,257,285	8,182,626
*Please see footnote 1 above for the Non-PEO NEOs included in the average for each indicated fiscal year.
(a)Represents the average Total Compensation as reported in the Summary Compensation Table for the Non-PEO NEOs in the
indicated fiscal year.
(b)Represents the average aggregate grant date fair value of the stock awards and option awards granted to the Non-PEO NEOs during the indicated fiscal year, computed in accordance with ASC 718. Amounts shown are the amounts reported in the Summary
Compensation Table.
(c)Represents the average aggregate fair value as of the indicated fiscal year end of the Non-PEO NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC 718.
(d)Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards granted in prior fiscal years and held by the Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with ASC 718.
(e)Represents the average aggregate fair value at vesting of the stock awards and option awards that were both granted to the Non-
PEO NEOs and vested during the indicated fiscal year, computed in accordance with ASC 718.
(f)Represents the average aggregate change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award and option award held by the Non-PEO NEOs that was granted in a prior fiscal year and vested during the indicated fiscal year, computed in accordance with ASC 718.
(g)Represents the average aggregate fair value as of the last day of the prior fiscal year of the Non-PEO NEOs’ stock awards and option awards that were granted in a prior fiscal year and failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718. On September 21, 2022, we entered into a transition and separation agreement with former
Non-PEO NEO Jeff McCombs, and Mr. McCombs’s last day of employment was December 31, 2022. Accordingly, we determined that Mr. McCombs’s awards that were forfeited in connection with his departure on December 31, 2022 were not outstanding at fiscal year end and are therefore included in this calculation row for 2022. On May 2, 2023, we entered into the Gilpin Transition
Agreement with former Non-PEO NEO Eric Gilpin, and Mr. Gilpin’s last day of employment was June 30, 2023. Accordingly, Mr.
Gilpin’s awards that were forfeited in connection with his departure on June 30, 2023 were not outstanding at fiscal year end and are therefore included in this calculation row for 2023.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures for 2024
Adjusted EBITDA (1)
Revenue
Adjusted EBITDA margin (1)
Year-over-year revenue growth percentage
GSV

Total Shareholder Return Amount	$ 153	139	98	320	324
Peer Group Total Shareholder Return Amount	188	176	108	178	140
Net Income (Loss)	$ 215,586,000	$ 46,887,000	$ (89,885,000)	$ (56,240,000)	$ (22,867,000)
Company Selected Measure Amount	167,593,000	73,134,000	(4,029,000)	19,127,000	14,022,000
PEO Name	Ms. Brown
Additional 402(v) Disclosure	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our Non-
PEO NEOs.
Pursuant to SEC rules, the comparison assumes $100 was invested in our common stock on December 31, 2019, using the closing stock price of the end of the last day that was prior to the beginning of our fiscal year 2020. Historic stock price performance is not necessarily indicative of future stock price performance. There were no dividends or other earnings paid in the covered fiscal years.
The amounts shown in this column are also included in our audited financial statements. For 2024, net income includes a non-cash tax benefit of $140.3 million from the release of a valuation allowance on certain deferred tax assets.
Our compensation committee determined adjusted EBITDA to be the most important financial performance measure used to link company performance to CAP to our PEO and Non-PEO NEOs for 2024 because, in its view, it was the company performance measure most consistent with our then-primary near-term objective of pursuing durable, profitable growth that management would have the greatest ability to impact in a challenging macroeconomic environment. Adjusted EBITDA was the company performance metric that had the greatest impact on payouts for our PEO and Non-PEO NEOs under our 2024 Performance Bonus Plan, and adjusted EBITDA margin (calculated by dividing adjusted
EBITDA by revenue) was one of two performance metrics underlying the PSUs granted to our PEO and Non-PEO NEOs in 2024. Adjusted
EBITDA is not a financial measure prepared in accordance with GAAP. For more information on how we compute this non-GAAP financial measure and a reconciliation to the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix
A: Reconciliation of Non-GAAP Financial Measures.”
Adjusted EBITDA and adjusted EBITDA margin are not prepared in accordance with, and are not alternatives to, financial measures prepared in accordance with GAAP. An explanation of non-GAAP financial measures and reconciliations to their most directly comparable GAAP financial measures can be found in “Appendix A: Reconciliation of Non-GAAP Financial Measures.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA margin
Measure:: 4
Pay vs Performance Disclosure
Name	Year-over-year revenue growth percentage
Measure:: 5
Pay vs Performance Disclosure
Name	GSV
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,554,496)	$ (8,594,663)	$ (7,455,075)	$ (33,406,652)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,727,717	10,086,827	3,178,100	23,631,900	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,076,283	1,728,994	(25,451,923)	(190,309)	22,547,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	663,569	668,238	748,542	319,445	69,150
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(581,896)	501,979	(5,081,044)	4,429,337	2,518,902
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,009,688)	(305,095)	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,789,502)	(2,943,800)	(3,836,932)	(1,126,933)	(1,931,376)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,427,258	4,461,000	538,543	579,986	4,164,286
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,855,412	0	(507,769)	(62,360)	467,619
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,146	10,438	345,331	124,483	158,029
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(379,014)	845	(1,988,433)	359,630	178,525
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (755,063)	$ (2,332,916)	$ 0	$ (1,255,245)